Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
February 29, 2024
MC-NPRT1-0424
1.797928.120
Common Stocks - 97.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
Frontier Communications Parent, Inc. (a)(b)	208,800	4,944
GCI Liberty, Inc. Class A (Escrow) (c)	24,724	0
Iridium Communications, Inc.	98,900	2,863
		7,807
Entertainment - 0.3%
Liberty Media Corp. Liberty Formula One Class C	31,000	2,256
TKO Group Holdings, Inc.	64,500	5,401
		7,657
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (a)	29,700	2,042
Zoominfo Technologies, Inc. (a)	320,600	5,373
		7,415
Media - 0.6%
Nexstar Media Group, Inc. Class A	38,100	6,331
The New York Times Co. Class A	134,800	5,969
		12,300
TOTAL COMMUNICATION SERVICES		35,179
CONSUMER DISCRETIONARY - 14.5%
Automobile Components - 1.2%
Adient PLC (a)	243,200	8,254
Autoliv, Inc.	148,700	17,254
		25,508
Automobiles - 0.5%
Harley-Davidson, Inc.	264,572	9,596
Broadline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	146,300	11,729
Diversified Consumer Services - 1.4%
H&R Block, Inc.	177,500	8,689
Service Corp. International	294,500	21,554
		30,243
Hotels, Restaurants & Leisure - 3.2%
Aramark	513,000	15,559
Brinker International, Inc. (a)	127,000	5,885
Caesars Entertainment, Inc. (a)	217,702	9,464
Churchill Downs, Inc.	145,394	17,719
Domino's Pizza, Inc.	19,100	8,563
Red Rock Resorts, Inc.	40,000	2,320
Wyndham Hotels & Resorts, Inc.	139,533	10,681
		70,191
Household Durables - 1.4%
PulteGroup, Inc.	123,300	13,363
Taylor Morrison Home Corp. (a)	302,764	17,139
		30,502
Specialty Retail - 4.5%
Aritzia, Inc. (a)	369,600	9,774
Burlington Stores, Inc. (a)	75,748	15,536
Five Below, Inc. (a)	87,000	17,459
Floor & Decor Holdings, Inc. Class A (a)(b)	110,400	13,372
JD Sports Fashion PLC	4,425,100	6,586
Valvoline, Inc. (a)	435,504	18,570
Williams-Sonoma, Inc.	76,800	18,089
		99,386
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	168,154	22,982
Tapestry, Inc.	357,349	16,985
		39,967
TOTAL CONSUMER DISCRETIONARY		317,122
CONSUMER STAPLES - 4.7%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	12,500	3,852
Celsius Holdings, Inc. (a)(b)	118,400	9,664
		13,516
Consumer Staples Distribution & Retail - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	134,200	9,802
Casey's General Stores, Inc.	30,800	9,378
Performance Food Group Co. (a)	249,000	19,116
Sprouts Farmers Market LLC (a)	90,400	5,645
U.S. Foods Holding Corp. (a)	180,300	9,157
		53,098
Food Products - 1.2%
Darling Ingredients, Inc. (a)	180,500	7,637
Ingredion, Inc.	62,900	7,399
Lamb Weston Holdings, Inc.	35,400	3,618
Post Holdings, Inc. (a)	39,600	4,125
TreeHouse Foods, Inc. (a)	63,100	2,258
		25,037
Household Products - 0.1%
Energizer Holdings, Inc.	103,100	2,944
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	68,546	3,904
elf Beauty, Inc. (a)	24,200	5,046
		8,950
TOTAL CONSUMER STAPLES		103,545
ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Championx Corp.	422,500	13,123
Liberty Oilfield Services, Inc. Class A	528,360	11,296
		24,419
Oil, Gas & Consumable Fuels - 2.8%
Chesapeake Energy Corp. (b)	160,100	13,253
Chord Energy Corp.	72,000	11,696
HF Sinclair Corp.	196,406	10,901
Northern Oil & Gas, Inc.	242,500	8,665
Permian Resource Corp. Class A	618,200	9,619
Targa Resources Corp.	80,100	7,869
		62,003
TOTAL ENERGY		86,422
FINANCIALS - 16.0%
Banks - 5.2%
Associated Banc-Corp.	484,153	10,090
Axos Financial, Inc. (a)	106,940	5,574
Bancorp, Inc., Delaware (a)	904,809	40,390
East West Bancorp, Inc.	335,020	24,410
Pathward Financial, Inc.	189,948	9,657
Piraeus Financial Holdings SA (a)	1,022,216	4,497
Popular, Inc.	215,600	18,041
		112,659
Capital Markets - 1.8%
AllianceBernstein Holding LP	322,700	10,252
Blue Owl Capital, Inc. Class A	364,500	6,546
Interactive Brokers Group, Inc.	194,180	21,111
Patria Investments Ltd.	144,000	2,146
		40,055
Consumer Finance - 0.9%
NerdWallet, Inc. (a)	585,043	9,870
OneMain Holdings, Inc.	205,680	9,714
		19,584
Financial Services - 3.9%
AvidXchange Holdings, Inc. (a)	461,496	6,133
Cannae Holdings, Inc. (a)	174,561	3,809
Corebridge Financial, Inc.	285,900	7,099
Essent Group Ltd.	270,382	14,484
Flywire Corp. (a)	406,800	11,549
Nuvei Corp. (Canada) (d)	261,814	6,931
Repay Holdings Corp. (a)	462,124	4,016
Shift4 Payments, Inc. (a)	40,013	3,290
UWM Holdings Corp. Class A (b)	966,440	6,166
Voya Financial, Inc.	140,570	9,609
WEX, Inc. (a)	57,334	12,598
		85,684
Insurance - 4.2%
American Financial Group, Inc.	139,927	17,864
BRP Group, Inc. (a)	588,244	16,365
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,625	9,206
Primerica, Inc.	68,300	16,751
Reinsurance Group of America, Inc.	93,936	16,613
Unum Group	310,354	15,347
		92,146
TOTAL FINANCIALS		350,128
HEALTH CARE - 7.5%
Biotechnology - 0.9%
Repligen Corp. (a)(b)	62,000	12,027
United Therapeutics Corp. (a)	30,500	6,882
		18,909
Health Care Equipment & Supplies - 2.4%
Glaukos Corp. (a)	78,000	6,910
Inspire Medical Systems, Inc. (a)	38,500	6,893
Masimo Corp. (a)	118,000	15,168
Penumbra, Inc. (a)	76,500	17,971
Tandem Diabetes Care, Inc. (a)	190,000	5,060
		52,002
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	145,000	12,100
agilon health, Inc. (a)	722,600	4,430
Alignment Healthcare, Inc. (a)	800,000	4,800
BrightSpring Health Services, Inc.	385,000	3,461
Chemed Corp.	26,500	16,592
Molina Healthcare, Inc. (a)	20,000	7,878
Privia Health Group, Inc. (a)	320,000	7,142
Surgery Partners, Inc. (a)	258,000	8,006
		64,409
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (a)	210,000	7,121
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	169,500	7,905
Bruker Corp.	165,000	14,279
		22,184
TOTAL HEALTH CARE		164,625
INDUSTRIALS - 21.9%
Aerospace & Defense - 2.0%
HEICO Corp. Class A	148,613	23,123
Howmet Aerospace, Inc.	226,600	15,080
Spirit AeroSystems Holdings, Inc. Class A (a)	205,900	5,889
		44,092
Building Products - 2.9%
Carlisle Companies, Inc.	85,740	30,009
Fortune Brands Innovations, Inc.	121,100	9,850
Owens Corning	60,000	8,987
Simpson Manufacturing Co. Ltd.	26,000	5,426
Trex Co., Inc. (a)	105,800	9,708
		63,980
Commercial Services & Supplies - 0.9%
The Brink's Co.	228,592	18,934
Construction & Engineering - 1.3%
EMCOR Group, Inc.	13,700	4,295
Willscot Mobile Mini Holdings (a)	494,798	23,627
		27,922
Electrical Equipment - 1.7%
Acuity Brands, Inc.	20,100	5,050
nVent Electric PLC	227,500	15,315
Regal Rexnord Corp.	96,133	16,486
		36,851
Ground Transportation - 2.9%
Landstar System, Inc.	128,711	24,481
RXO, Inc. (a)	271,800	5,849
XPO, Inc. (a)	270,900	32,595
		62,925
Machinery - 5.5%
Allison Transmission Holdings, Inc.	114,363	8,615
Chart Industries, Inc. (a)(b)	79,600	11,372
Crane Co.	140,100	17,031
Dover Corp.	63,500	10,502
ESAB Corp.	267,900	26,554
Flowserve Corp.	462,394	19,569
IDEX Corp.	18,275	4,311
ITT, Inc.	185,287	23,372
		121,326
Marine Transportation - 0.8%
Kirby Corp. (a)	209,494	18,377
Professional Services - 2.4%
CACI International, Inc. Class A (a)	70,800	26,539
Dayforce, Inc. (a)(b)	45,200	3,153
KBR, Inc.	373,960	22,449
		52,141
Trading Companies & Distributors - 1.5%
Air Lease Corp. Class A	306,600	12,295
WESCO International, Inc.	146,813	21,947
		34,242
TOTAL INDUSTRIALS		480,790
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.6%
Ciena Corp. (a)	45,600	2,598
Lumentum Holdings, Inc. (a)	216,400	10,489
		13,087
Electronic Equipment, Instruments & Components - 1.9%
Avnet, Inc.	156,700	7,301
Cognex Corp.	200,871	7,924
Coherent Corp. (a)	94,500	5,621
Crane NXT Co.	125,300	7,320
Jabil, Inc.	46,900	6,758
Trimble, Inc. (a)(b)	63,700	3,898
TTM Technologies, Inc. (a)	189,500	2,814
		41,636
IT Services - 2.0%
Akamai Technologies, Inc. (a)	18,700	2,074
EPAM Systems, Inc. (a)	31,500	9,589
GoDaddy, Inc. (a)	68,100	7,774
Okta, Inc. (a)	105,800	11,352
Twilio, Inc. Class A (a)	175,100	10,434
Wix.com Ltd. (a)	19,600	2,748
		43,971
Semiconductors & Semiconductor Equipment - 1.8%
Cirrus Logic, Inc. (a)	147,400	13,534
Lattice Semiconductor Corp. (a)	242,700	18,593
SolarEdge Technologies, Inc. (a)	117,600	7,899
		40,026
Software - 3.8%
Bill Holdings, Inc. (a)	138,400	8,765
Blackbaud, Inc. (a)	102,200	7,070
BlackLine, Inc. (a)	164,900	9,355
Elastic NV (a)	71,900	9,621
Five9, Inc. (a)	127,100	7,753
Gen Digital, Inc.	428,500	9,208
Pagaya Technologies Ltd. Class A (a)	1,859,460	2,752
PTC, Inc. (a)	52,900	9,681
Tenable Holdings, Inc. (a)	200,400	9,651
Workiva, Inc. (a)	107,532	9,261
		83,117
TOTAL INFORMATION TECHNOLOGY		221,837
MATERIALS - 7.2%
Chemicals - 2.3%
Celanese Corp. Class A	57,800	8,784
OCI NV	315,600	8,306
RPM International, Inc.	159,500	18,398
Westlake Corp.	103,000	14,287
		49,775
Construction Materials - 1.1%
Eagle Materials, Inc.	98,200	24,899
Containers & Packaging - 0.8%
Aptargroup, Inc.	125,300	17,600
Metals & Mining - 2.2%
Cleveland-Cliffs, Inc. (a)	602,100	12,524
Lundin Mining Corp.	1,228,900	9,716
Reliance, Inc.	84,600	27,175
		49,415
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	227,700	16,843
TOTAL MATERIALS		158,532
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Americold Realty Trust	187,100	4,734
CubeSmart	281,752	12,287
Douglas Emmett, Inc. (b)	191,800	2,536
EastGroup Properties, Inc.	89,300	15,689
Equity Lifestyle Properties, Inc.	256,100	17,241
Essex Property Trust, Inc.	22,400	5,183
Four Corners Property Trust, Inc.	480,200	11,611
Lamar Advertising Co. Class A	85,300	9,430
NETSTREIT Corp.	494,200	8,308
Postal Realty Trust, Inc.	750,130	10,742
Ryman Hospitality Properties, Inc.	16,400	1,943
SITE Centers Corp.	739,500	10,042
Tanger, Inc.	114,100	3,287
Terreno Realty Corp.	197,200	12,680
Ventas, Inc.	319,600	13,516
		139,229
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc. (a)	61,600	11,719
TOTAL REAL ESTATE		150,948
UTILITIES - 3.1%
Electric Utilities - 0.6%
Allete, Inc.	86,800	4,916
Pinnacle West Capital Corp.	39,600	2,706
Portland General Electric Co.	132,155	5,309
		12,931
Gas Utilities - 0.8%
National Fuel Gas Co.	78,400	3,821
Southwest Gas Holdings, Inc.	123,400	8,410
UGI Corp.	223,200	5,464
		17,695
Independent Power and Renewable Electricity Producers - 1.1%
Ormat Technologies, Inc. (b)	43,900	2,860
Talen Energy Corp.	47,600	3,560
Vistra Corp.	311,200	16,973
		23,393
Multi-Utilities - 0.2%
NorthWestern Energy Corp.	88,500	4,241
Water Utilities - 0.4%
Essential Utilities, Inc.	280,115	9,742
TOTAL UTILITIES		68,002
TOTAL COMMON STOCKS (Cost $1,694,925)		2,137,130

U.S. Treasury Obligations - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.31% 3/14/24 (f) (Cost $2,535)	2,540	2,535

Money Market Funds - 5.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	53,836,064	53,847
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	63,432,591	63,439
TOTAL MONEY MARKET FUNDS (Cost $117,284)		117,286

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $1,814,744)	2,256,951
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(62,008)
NET ASSETS - 100.0%	2,194,943

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	122	Mar 2024	35,290	1,550	1,550

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,931,000 or 0.3% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,951,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	26,896	222,262	195,311	650	-	-	53,847	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	38,819	256,407	231,787	28	-	-	63,439	0.2%
Total	65,715	478,669	427,098	678	-	-	117,286

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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